Note 10 - Margin Loan Payable (Details Textual) $ in Thousands							1 Months Ended				12 Months Ended
	Aug. 29, 2023 CAD ($)	Aug. 29, 2023 USD ($)	Jul. 28, 2023 CAD ($)	Jul. 28, 2023 USD ($)	Jun. 01, 2023 CAD ($)	Jun. 01, 2023 USD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2023 CAD ($) shares	Nov. 30, 2023 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)	Oct. 27, 2022 CAD ($) shares	Oct. 27, 2022 USD ($) shares
Statement Line Items [Line Items]
Borrowings, advance outstanding | $											$ 0
Margin loan facility [member]
Statement Line Items [Line Items]
Borrowings, maximum borrowing limit																$ 13,400	$ 10,000,000
Borrowings, standby fee, percent																3.00%	3.00%
Borrowings, securities pledged as collateral, shares (in shares)																20,700,000	20,700,000
Borrowings, facility fee, percent																1.50%	1.50%
Borrowings, minimum outstanding advance provided																$ 9,400	$ 7,000,000
Repayments of borrowings			$ 1,500	$ 1,200,000	$ 1,500	$ 1,200,000	$ 2,700	$ 2,000,000	$ 2,700	$ 2,000,000	$ 9,595	$ 7,118,000	$ 3,696	$ 2,882,000
Payment of facility amendment fee	$ 68	$ 50,000
Borrowings, advance outstanding													$ 9,500		$ 7,100,000
Borrowings, securities pledged as collateral, shares, released (in shares)											20,700,000
Loss on modification of margin loan											$ 422	$ 314,000
Margin loan facility [member] | Secured overnight finance rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis																5.65%	5.65%